American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
January 31, 2025

Global Real Estate Fund - Schedule of Investments
JANUARY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.7%
Australia — 6.2%
Goodman Group	1,193,169	26,607,853
NEXTDC Ltd.(1)	299,436	2,723,063
Scentre Group	6,928,120	15,678,824
Stockland	2,285,969	7,241,958
		52,251,698
Belgium — 0.8%
Warehouses De Pauw CVA	301,560	6,477,511
Canada — 2.1%
Chartwell Retirement Residences	1,580,639	17,455,710
China — 0.3%
GDS Holdings Ltd., ADR(1)	58,458	1,269,123
GDS Holdings Ltd., Class A(1)	355,500	961,041
		2,230,164
France — 1.3%
Unibail-Rodamco-Westfield	136,184	11,402,220
Hong Kong — 1.2%
Link REIT	2,386,279	9,859,547
Japan — 4.7%
Invincible Investment Corp.	15,266	6,656,783
Japan Hotel REIT Investment Corp.	13,151	6,089,890
Mitsui Fudosan Co. Ltd.	1,799,200	16,239,200
Tokyo Tatemono Co. Ltd.	688,600	10,618,977
		39,604,850
Netherlands — 0.8%
CTP NV	413,365	6,872,596
Singapore — 0.6%
Digital Core REIT Management Pte. Ltd.(2)	3,764,500	2,082,875
Keppel DC REIT	163,200	263,222
Mapletree Industrial Trust	1,890,200	2,914,077
		5,260,174
Spain — 1.9%
Cellnex Telecom SA(2)	144,375	4,835,581
Merlin Properties Socimi SA	988,157	11,387,796
		16,223,377
United Kingdom — 3.8%
Big Yellow Group PLC	428,923	5,057,938
British Land Co. PLC	2,822,102	13,125,899
Segro PLC	293,754	2,597,247
UNITE Group PLC	1,042,219	11,038,972
		31,820,056
United States — 75.0%
Agree Realty Corp.	114,456	8,306,072
American Healthcare REIT, Inc.	709,450	20,070,340
American Homes 4 Rent, Class A	224,018	7,757,743
AvalonBay Communities, Inc.	137,348	30,423,955
Camden Property Trust	97,681	11,107,307
CareTrust REIT, Inc.	382,568	10,138,052
CBRE Group, Inc., Class A(1)	33,784	4,889,896
CubeSmart	246,697	10,287,265

Digital Realty Trust, Inc.	170,132	27,877,830
EastGroup Properties, Inc.	75,616	12,825,986
Equinix, Inc.	54,332	49,640,975
Essential Properties Realty Trust, Inc.	583,282	18,723,352
Essex Property Trust, Inc.	65,199	18,553,679
Extra Space Storage, Inc.	25,070	3,860,780
Hilton Worldwide Holdings, Inc.	67,447	17,271,153
Invitation Homes, Inc.	326,893	10,182,717
Iron Mountain, Inc.	180,342	18,317,337
Kilroy Realty Corp.	163,727	6,388,628
Kite Realty Group Trust	300,579	6,958,404
Lamar Advertising Co., Class A	110,742	14,000,004
Prologis, Inc.	536,406	63,966,415
Public Storage	96,373	28,765,413
Regency Centers Corp.	204,731	14,707,875
Ryman Hospitality Properties, Inc.	74,429	7,803,136
Simon Property Group, Inc.	235,546	40,952,028
Sun Communities, Inc.	140,815	17,813,098
Urban Edge Properties	792,893	16,127,444
Ventas, Inc.	450,589	27,224,587
VICI Properties, Inc.	630,772	18,778,082
Vornado Realty Trust	514,945	22,276,521
Welltower, Inc.	420,102	57,335,521
Weyerhaeuser Co.	234,547	7,181,829
		630,513,424
TOTAL COMMON STOCKS (Cost $694,296,996)		829,971,327
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	24,681	24,681
State Street Navigator Securities Lending Government Money Market Portfolio(3)	113,400	113,400
		138,081
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 3/31/26, valued at $1,107,175), in a joint trading account at 4.29%, dated 1/31/25, due 2/3/25 (Delivery value $1,085,296)		1,084,908
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $7,848,032), at 4.33%, dated 1/31/25, due 2/3/25 (Delivery value $7,696,776)		7,694,000
		8,778,908
TOTAL SHORT-TERM INVESTMENTS (Cost $8,916,989)		8,916,989
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $703,213,985)		838,888,316
OTHER ASSETS AND LIABILITIES — 0.2%		1,583,700
TOTAL NET ASSETS — 100.0%		$840,472,016

SECTOR ALLOCATION
(as a % of net assets)
Retail	17.0%
Health Care	15.7%
Industrial	14.5%
Residential	12.6%
Data Centers	10.1%
Diversified	6.9%
Self Storage	5.7%
Specialty	4.5%
Lodging/Resorts	4.5%
Office	3.5%
Gaming REITs	2.2%
Timberland REITs	0.9%
Telecommunications	0.6%
Short-Term Investments	1.1%
Other Assets and Liabilities	0.2%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $184,343. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $199,321, which includes securities collateral of $85,921.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$52,251,698	—
Belgium	—	6,477,511	—
Canada	—	17,455,710	—
China	$1,269,123	961,041	—
France	—	11,402,220	—
Hong Kong	—	9,859,547	—
Japan	—	39,604,850	—
Netherlands	—	6,872,596	—
Singapore	—	5,260,174	—
Spain	—	16,223,377	—
United Kingdom	—	31,820,056	—
Other Countries	630,513,424	—	—
Short-Term Investments	138,081	8,778,908	—
	$631,920,628	$206,967,688	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.